As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.

Kramer, Levin, Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	Biofuel: 3.1%
26,800	Cosan SA Industria e Comercio	$336,964

	Efficiency: 40.0%
2,500	Acuity Brands Inc.	347,975
1,274,000	Boer Power Holdings	253,803
9,402	Johnson Controls Inc.	331,327
8,850	Kingspan Group PLC	375,051
1,000	LG Chem Ltd.	365,732
40,555	Nibe Industrier AB - B Shares	384,938
11,680	Prysmian SpA	367,401
27,330	Ricardo PLC	351,231
4,140	Schneider Electric SE	365,075
7,000	Sensata Technologies Holding*	362,810
388,000	Tianneng Power International	462,697
712,000	Wasion Group Holdings Ltd.	364,326
		4,332,366
	Geothermal: 2.9%
5,659	Ormat Technologies Inc.	319,054

	Hydro: 2.3%
9,144	Iniziative Bresciane - Inbre - SpA†	247,527

	Solar: 23.8%
21,600	Canadian Solar Inc.*	351,432
902,400	China Singyes Solar Technologies Holdings Ltd.	331,354
8,000	Daqo New Energy Corp.	391,600
5,100	First Solar Inc.*	361,998
19,800	Jinkosolar Holdings Co., - ADR*	361,350
51,750	SunPower Corp. - Class B*	412,965
912,200	Xinyi Solar Holdings Ltd.	371,873
		2,582,572
	Wind: 28.7%
2,959,000	China Datang Corp. Renewable Power Co., Ltd. - H Shares	402,244
506,000	China Longyuan Power Group Corp. - H Shares	392,231
1,518,000	China Suntien Green Energy Corp. Ltd. - H Shares	429,264
8,010,000	Concord New Energy Group Ltd.	363,737
91,167	Good Energy Group PLC†	144,535
1,082,000	Huaneng Renewables Corp. Ltd. - H Shares	407,934
607,763	Mytrah Energy Ltd.*†	239,812
16,300	TPI Composites Inc.*	365,935
5,085	Vestas Wind Systems A/S	360,881
		3,106,573

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	Total Common Stocks	$10,925,056
	(cost $12,629,581)

	Total Investments in Securities	10,925,056
	(cost $12,629,581): 100.8%

	Liabilities in Excess of Other Assets: (0.8%)	(87,841)

	Net Assets: 100.0%	$10,837,215

*	Non-income producing security.

ADR - American Depository Receipt

†	The Advisor has determined these securities to be Illiquid. As of March 31, 2018, the total market value of these illiquid securities represent 5.8% of net assets.

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.3%	Value

	Australia: 2.8%
32,693	Sonic Healthcare Ltd.	$577,728

	China: 41.8%
38,000	AAC Technologies Holdings Inc.	702,773
113,000	Anhui Conch Cement Co., Ltd. - H Shares	623,251
610,000	China Construction Bank Corp. - H Shares	635,365
888,000	China Lesso Group Holdings Ltd.	680,411
152,000	China Merchants Bank Co., Ltd. - H Shares	630,988
533,500	China Minsheng Banking Corp. Ltd. - H Shares	523,896
220,000	Geely Automobile Holdings Ltd.	646,951
1,066,000	Lenovo Group Ltd.	547,456
2,200	NetEase Inc. - ADR	616,858
7,100	New Oriental Education & Technology Group Inc. - ADR	622,315
286,000	PICC Property & Casualty Co., Ltd. - H Shares	506,927
574,000	Shenzhen Expressway Co., Ltd. - H Shares	585,868
351,000	Sino Biopharmaceutical Ltd.	700,327
10,500	Tencent Holdings Ltd.	560,565
		8,583,951
	Hong Kong: 3.1%
380,000	Chen Hsong Holdings†	110,309
1,083,000	Li & Fung Ltd.	533,985
		644,294
	Japan: 3.6%
26,300	Relo Holdings, Inc.	736,340

	Singapore: 3.1%
29,279	DBS Group Holdings Ltd.	624,889

	South Korea: 12.1%
56,100	Hanon Systems	611,100
2,745	Hyundai Mobis Co., Ltd.	654,511
6,380	KT&G Corp.	599,451
271	Samsung Electronics Co., Ltd.	631,680
		2,496,742
	Taiwan: 17.3%
48,000	Catcher Technology Co., Ltd.	605,364
186,000	Elite Material Co., Ltd.	616,833
4,500	Largan Precision Co., Ltd.	522,047
135,000	Novatek Microelectronics Corp.	616,453
2	Shin Zu Shing Co., Ltd.	6
19,000	St Shine Optical Co., Ltd.	566,141
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	637,145
		3,563,989

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Thailand: 11.7%
86,700	Electricity Generating PCL/Foreign	$635,588
219,200	Glow Energy PCL/Foreign	596,837
1,764,300	LPN Development PCL/Foreign	582,786
33,600	PTT PCL/Foreign	597,429
		2,412,640

	United States: 2.8%
10,500	QUALCOMM Inc.	581,805

	Total Common Stocks	20,222,378
	(cost $12,546,294)

	Total Investments in Securities	20,222,378
	(cost $12,546,294): 98.3%

	Other Assets less Liabilities: 1.7%	339,144

	Net Assets: 100.0%	$20,561,522

ADR - American Depository Receipt

†	The Advisor has determined this security to be Illiquid. As of March 31, 2018, the total market value of the illiquid security represent 0.5% of net assets.

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Australia: 8.2%
5,336	Janus Henderson Group PLC	$175,565
9,267	JB Hi-Fi Ltd.	184,780
10,254	Sonic Healthcare Ltd.	181,202
		541,547
	China: 22.4%
10,000	AAC Technologies Holdings Inc.	184,940
176,000	China Construction Bank Corp. - H Shares	183,319
189,000	China Lilang Ltd.	236,700
41,500	China Merchants Bank Co., Ltd. - H Shares	172,276
171,400	China Minsheng Banking Corp. Ltd. - H Shares	168,314
21,000	China Mobile Ltd.	193,980
208,000	Industrial & Commercial Bank of China Ltd. - H Shares	181,068
176,300	Yangzijiang Shipbuilding Holdings Ltd.	164,207
		1,484,804
	Hong Kong: 13.7%
36,500	BOC Hong Kong Holdings Ltd.	179,114
361,000	Li & Fung Ltd.	177,995
21,000	Link REIT/The	180,005
53,000	Luk Fook Holdings International Ltd.	193,357
184,000	Pacific Textiles Holdings Ltd.	176,514
		906,985
	Japan: 2.8%
6,500	Relo Holdings Inc.	181,985

	Singapore: 8.7%
102,500	Ascendas Real Estate Investment Trust - REIT	206,339
115,400	CapitaMall Trust - REIT	184,024
8,664	DBS Group Holdings Ltd.	184,912
		575,275
	South Korea: 5.6%
17,330	Hanon Systems	188,776
1,900	KT&G Corp.	178,520
		367,296

	Taiwan: 22.2%
19,000	Asustek Computer Inc.	177,673
15,000	Catcher Technology Co., Ltd.	189,176
56,000	Elite Material Co., Ltd.	185,713
58,147	Hon Hai Precision Industry Co., Ltd.	181,793
1,600	Largan Precision Co., Ltd.	185,617
42,000	Novatek Microelectronics Corp.	191,786
6,000	St Shine Optical Co., Ltd.	178,781
21,000	Taiwan Semiconductor Manufacturing Co., Ltd.	178,401
		1,468,940

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Thailand: 10.9%
88,100	Delta Electronics Thailand PCL/Foreign	$187,133
538,900	LPN Development PCL/Foreign	178,010
10,100	PTT PCL/Foreign	179,584
62,800	Tisco Financial Group PCL/Foreign	177,552
		722,279

	United States: 5.3%
4,200	Aflac Inc.	183,792
3,100	QUALCOMM Inc.	171,771
		355,563

	Total Common Stocks	6,604,674
	(cost $5,496,097)

	Total Investments in Securities	6,604,674
	(cost $5,496,097): 99.8%

	Other Assets less Liabilities: 0.2%	15,735

	Net Assets: 100.0%	$6,620,409

REIT - Real Estate Investment Trust

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Appliances: 3.2%
694,000	Haier Electronics Group Co., Ltd.	$2,491,779

	Auto/Truck Parts & Equipment: 3.0%
2,040,480	Weichai Power Co., Ltd. - H Shares	2,316,279

	Auto - Cars/Light Trucks: 2.9%
741,000	Geely Automobile Holdings Ltd.	2,179,048

	Building Products: 6.9%
461,500	Anhui Conch Cement Co., Ltd. - H Shares	2,545,401
3,569,000	China Lesso Group Holdings Ltd.	2,734,671
		5,280,072
	Casino Hotels: 3.9%
327,000	Galaxy Entertainment Group Ltd.	3,008,913

	Cellular Telecommunications: 2.5%
210,500	China Mobile Ltd.	1,944,416

	Commercial Banks: 16.0%
455,000	BOC Hong Kong Holdings Ltd.	2,232,784
2,661,670	China Construction Bank Corp. - H Shares	2,772,348
585,500	China Merchants Bank Co., Ltd. - H Shares	2,430,549
2,476,000	China Minsheng Banking Corp., Ltd.	2,431,426
2,827,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,461,248
		12,328,355
	Computers: 2.7%
4,060,000	Lenovo Group Ltd.	2,085,057

	Consumer Products - Miscellaneous: 0.1%
250,000	Tongda Hong Tai Holdings Ltd.	49,693

	Electronic Component - Miscellaneous: 5.6%
128,500	AAC Technologies Holdings Inc.	2,376,483
10,000,000	Tongda Group Holdings Ltd.	1,934,711
		4,311,194

	Food-Confectionery: 3.0%
2,812,000	Dali Foods Group Co., Ltd.	2,328,843

	Industrial Automation: 3.3%
103,800	Hollysys Automation Technologies Ltd.	2,565,936

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Insurance: 5.8%
1,146,000	PICC Property & Casualty Co., Ltd. - H Shares	$2,031,254
238,000	Ping An Insurance Group Company of China Ltd. - H Shares	2,457,267
		4,488,521
	Internet Application Software: 3.1%
44,600	Tencent Holdings Ltd.	2,381,068

	Internet Content - Entertainment: 3.1%
8,575	NetEase Inc. - ADR	2,404,344

	Machinery - General Industries: 0.9%
2,430,000	Chen Hsong Holdings†	705,398

	Oil Company - Exploration & Production: 3.1%
1,620,000	CNOOC Ltd.	2,421,077

	Pharmaceuticals: 6.5%
992,000	China Medical System Holdings	2,275,120
1,356,000	Sino Biopharmaceutical Ltd.	2,705,536
		4,980,656

	Public Thoroughfares: 2.9%
2,200,000	Shenzhen Expressway Co., Ltd. - H Shares	2,245,486

	Real Estate Operations/Development: 3.1%
682,000	China Overseas Land & Investments Ltd.	2,395,917

	Retail - Apparel/Shoe: 3.7%
2,257,000	China Lilang Ltd.	2,826,626

	Schools: 3.2%
27,900	New Oriental Education & Technology Group Inc. - ADR	2,445,435

	Semiconductor Component-Integrated Circut: 2.8%
38,600	QUALCOMM Inc.	2,138,826

	Shipbuilding: 2.6%
2,095,800	Yangzijiang Shipbuilding Holdings Ltd.	1,952,045

	Telecommunication Equipment: 2.7%
166,600	VTech Holdings Ltd.	2,116,396

	Textile-Products: 2.8%
2,268,000	Pacific Textiles Holdings Ltd.	2,175,723

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Total Common Stocks	$76,567,103
	(cost $51,414,495)

	Total Investments in Securities	76,567,103
	(cost $51,414,495): 99.4%

	Other Assets less Liabilities: 0.6%	487,467

	Net Assets: 100.0%	$77,054,570

ADR - American Depository Receipt

†	The Advisor has determined this security to be Illiquid. As of March 31, 2018, the total market value of the illiquid security represent 0.9% of net assets.

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 97.1%	Value

	Australia: 2.6%
14,130	Sonic Healthcare Ltd.	$249,696

	China: 5.5%
57,000	ANTA Sports Products Ltd.	289,611
25,000	Hengan International Group Co.	232,631
		522,242
	Denmark: 2.9%
5,650	Novo Nordisk A/S	278,383

	France: 5.9%
3,480	Danone SA	281,767
3,190	Schneider Electric SE	281,302
		563,069
	Germany: 3.3%
2,280	Deutsche Boerse AG	310,571

	Japan: 2.5%
8,300	Japan Tobacco Inc.	237,904

	Netherlands: 5.4%
4,030	Randstad Holding NV	266,380
7,960	Royal Dutch Shell PLC - Class A	252,096
		518,476
	South Africa: 2.9%
21,080	Vodacom Group Ltd.	272,951

	Switzerland: 2.0%
850	Roche Holding AG	195,104

	United Kingdom: 19.5%
30,740	BAE Systems PLC	251,705
3,740	British American Tobacco PLC	216,597
6,840	Imperial Tobacco Group PLC	232,776
30,932	NEX Group PLC	425,731
2,870	Reckitt Benckiser Group PLC	243,306
4,390	Unilever PLC	243,172
15,300	WPP PLC	243,210
		1,856,497

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 97.1%	Value

	United States: 44.6%
2,720	AbbVie Inc.	$257,448
6,240	Aflac Inc.	273,062
4,220	Arthur J Gallagher & Co.	290,041
6,810	CA Inc.	230,859
7,160	Cisco Systems Inc.	307,092
1,900	CME Group Inc.	307,306
3,350	Eaton Corp. PLC	267,698
1,260	General Dynamics Corp.	278,334
1,530	Illinois Tool Works Inc.	239,690
1,890	Johnson & Johnson	242,204
3,810	Merck & Co., Inc.	207,531
3,470	Microsoft Corp.	316,707
3,190	Procter & Gamble Co/The	252,903
1,970	United Technologies Corp.	247,865
4,080	VF Corp.	302,410
2,570	Wal-Mart Stores Inc.	228,653
		4,249,803

	Total Common Stocks	9,254,696
	(cost $7,111,884)

	Total Investments in Securities	9,254,696
	(cost $7,111,884): 97.1%

	Other Assets less Liabilities: 2.9%	275,887

	Net Assets: 100.0%	$9,530,583

PLC - Public Limited Company

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Energy - Alternate Sources: 1.9%
63,302	JA Solar Holdings Co., Ltd. - ADR*	$336,541
25,300	SunPower Corp.*	201,894
		538,435

	Financials - Investment Companies: 0.3%
10,000,000	Reabold Resources PLC*†	91,195

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	27,625

	Oil & Gas - Drilling: 0.4%
4,183,812	Cluff Natural Resources PLC*†	113,934

	Oil & Gas - Exploration & Production: 41.1%
24,309	Apache Corp.	935,410
31,200	Canadian Natural Resources Ltd.	980,789
680,000	CNOOC Ltd.	1,016,254
18,000	ConocoPhillips	1,007,930
26,300	Devon Energy Corp.	836,077
488,710	EnQuest PLC*	199,660
21,743	Hess Corp.	1,050,011
575,230	JKX Oil & Gas PLC*†	179,912
34,286	Newfield Exploration Co.*	837,264
37,170	Noble Energy Inc.	1,035,351
58,300	Oasis Petroleum Inc.*	472,230
14,900	Occidental Petroleum Corp.	967,904
46,199	Ophir Energy PLC*	34,094
50,500	QEP Resources Inc.*	494,395
1,140,000	Sino Gas & Energy Holdings Ltd.*	132,130
249,550	SOCO International PLC	321,442
184,940	Tullow Oil PlC*	510,841
22,097	Unit Corp.*	436,637
		11,448,331
	Oil & Gas - Field Services: 8.2%
20,100	Halliburton Co.	943,494
73,780	Helix Energy Solutions Group, Inc.*	427,186
14,300	Schlumberger Ltd.	926,354
		2,297,034

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Oil & Gas - Integrated: 39.9%
160,120	BP PLC	$1,004,170
9,000	Chevron Corp.	1,026,360
59,450	ENI SpA	1,047,005
223,670	Gazprom OAO - ADR	1,016,253
33,701	Imperial Oil Ltd.	892,520
17,258	OMV AG	1,010,954
1,409,000	PetroChina Co., Ltd. - H Shares	980,598
32,910	Royal Dutch Shell PLC - Class A	1,042,271
43,880	Statoil ASA	1,036,717
29,876	Suncor Energy, Inc.	1,031,694
19,510	Total SA	1,013,269
		11,101,811

	Oil & Gas - Pipelines and Transportation: 3.2%
28,100	Enbridge Inc.	884,307

	Oil Refining & Marketing: 3.7%
11,169	Valero Energy, Corp.	1,036,148

	Total Common Stocks	27,538,820
	(cost $32,377,523)

	Total Investments in Securities	27,538,820
	(cost $32,377,523): 98.8%

	Other Assets less Liabilities: 1.2%	327,338

	Net Assets: 100.0%	$27,866,158

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

†	The Advisor has determined these securities to be Illiquid. As of March 31, 2018, the total market value of these illiquid securities represent 1.4% of net assets.

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Aerospace/Defense: 3.4%
23,940	Boeing Co.	$7,849,447

	Application Software: 3.1%
72,050	Check Point Software Technologies Ltd.*	7,157,447

	Athletic Footwear: 3.6%
124,500	NIKE Inc.	8,271,780

	Cable/Satellite TV: 2.9%
196,070	Comcast Corp. - Class A	6,699,712

	Commercial Services: 3.5%
107,750	Paypal Holdings, Inc.*	8,174,993

	Computers: 3.8%
107,780	Cognizant Technology Solutions Corp. - A Shares	8,676,290

	Diversified Manufacturing Operations: 9.6%
79,720	Danaher Corp.	7,805,385
92,450	Eaton Corp. PLC	7,387,679
55,370	Siemens AG	7,075,981
		22,269,045
	Electronic Components - Miscelanous: 2.9%
361,000	AAC Technologies Holdings Inc.	6,676,347

	Electronic Components - Semiconductor: 9.9%
262,000	Infineon Technologies AG	7,045,879
32,385	NVIDIA Corp.	7,500,042
7,240	Samsung Electronics Co., Ltd. - GDR	8,369,506
		22,915,427
	Enterprise Software/Services: 2.9%
64,020	SAP SE	6,699,508

	Finance - Other Services: 3.1%
98,650	Intercontinental Exchange, Inc.	7,154,098

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Industrial Automation/Robot: 3.1%
27,800	FANUC Corp.	$7,098,527

	Internet Content: 2.9%
42,290	Facebook Inc.*	6,757,519

	Machinery: 3.4%
28,190	Roper Industries, Inc.	7,912,651

	Metal Processors & Fabricators: 3.7%
684,000	Catcher Technology Co., Ltd.	8,626,443

	Networking Products: 3.8%
206,985	Cisco Systems Inc.	8,877,587

	Pharmaceuticals: 3.3%
151,380	Shire PLC	7,540,388

	Power Conversion/Supply Equipment: 3.4%
87,900	Schneider Electric SE	7,751,235

	Retail - Apparel: 3.7%
1,680,000	ANTA Sports Products Ltd.	8,535,918

	Rubber-Tires: 3.4%
28,750	Continental AG	7,954,293

	Schools: 3.3%
87,500	New Oriental Education & Technology Group Inc. - ADR	7,669,375

	Semiconductor: 9.8%
137,610	Applied Materials Inc.	7,652,492
68,400	KLA-Tencor Corp.	7,456,284
36,900	Lam Research Corp.	7,496,604
		22,605,380

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Web Portals: 6.3%
7,250	Alphabet Inc. - A Shares*	$7,519,265
32,000	Baidu Inc.	7,142,080
		$14,661,345

	Total Common Stocks	228,534,755
	(cost $161,135,968)

	Total Investments in Securities	228,534,755
	(cost $161,135,968): 98.8%

	Other Assets less Liabilities: 1.2%	2,830,783

	Net Assets: 100.0%	$231,365,538

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2018 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 50.4%	Value

	Auto-Cars/Light Trucks: 5.3%
1,000,000	BMW Finance NV, 4.250% 10/18/20	$157,664

	Commercial Banks Non-US: 10.7%
1,000,000	Commonwealth Bank of Australia, 4.200%, 10/26/20	158,703
1,000,000	National Bank of Canada, 4.300%, 10/11/20	157,790
		316,493
	Computers: 5.4%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	158,876

	Finance - Leasing Company: 5.4%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	159,515

	Oil Company - Integrated: 5.3%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	158,008

	Sovereign: 2.7%
500,000	China Government Bond, 3.020%, 06/27/18	79,497

	Special Purpose Banks: 5.4%
1,000,000	The Korea Development Bank, 4.500%, 11/10/20	158,839

	Supranational Banks: 10.2%
500,000	Asian Development Bank, 2.850%,10/21/20	76,826
700,000	International Bank of Reconstruction & Development, 3.250%, 7/23/18	111,201
710,000	International Finance Corp., 3.100%, 9/24/19	111,793
		299,820

	Total Corporate Bonds	$1,488,712
	(cost $1,448,561)

	Total Investments in Securities
	(cost $1,448,561): 50.4%	1,488,712
	China Yuan (Offshore): 43.6%	1,285,430
	Other Assets less Liabilities: 6.0%	177,836
	Net Assets: 100.0%	$2,951,978

 See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 3 – Federal Income Tax Information

At March 31, 2018, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$12,629,581	$12,546,294	$5,496,097	$51,414,495
Gross unrealized appreciation	879,389	8,215,840	1,235,657	27,304,740
Gross unrealized depreciation	(2,583,914)	(539,756)	(127,080)	(2,152,132)
Net unrealized appreciation (depreciation) on investments	(1,704,525)	7,676,084	1,108,577	25,152,608

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$7,111,884	$32,377,523	$161,135,968	$1,448,561
Gross unrealized appreciation	2,385,138	4,512,065	70,736,253	55,617
Gross unrealized depreciation	(242,326)	(9,350,768)	(3,337,466)	(15,466)
Net unrealized appreciation (depreciation) on investments	2,142,812	(4,838,703)	67,398,787	(40,151)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$391,600	$365,732	$-	$757,332
Energy	2,169,741	2,129,894	-	4,299,635
Industrial	1,806,308	2,540,318	-	4,346,626
Utilities	319,054	1,202,409	-	1,521,463
Total Investments, at Value	4,686,703	6,238,353	-	10,925,056
Total Assets	$4,686,703	$6,238,353	$-	$10,925,056

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$560,565	$-	$560,565
Consumer, Cyclical	-	2,446,546	-	2,446,546
Consumer, Non-cyclical	622,315	3,029,515	-	3,651,830
Energy	-	597,429	-	597,429
Financial	-	4,241,190	-	4,241,190
Industrial	-	3,860,995	-	3,860,995
Technology	1,198,663	2,432,735	-	3,631,398
Utilities	-	1,232,425	-	1,232,425
Total Investments, at Value	1,820,978	18,401,400	-	20,222,378
Total Assets	$1,820,978	$18,401,400	$-	$20,222,378

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$193,980	$-	$193,980
Consumer, Cyclical	-	1,158,122	-	1,158,122
Consumer, Non-cyclical	-	538,503	-	538,503
Energy	-	179,584	-	179,584
Financial	183,792	2,352,484	-	2,536,276
Industrial	-	1,278,579	-	1,278,579
Technology	171,771	547,859	-	719,630
Total Investments, at Value	355,563	6,249,111	-	6,604,674
Total Assets	$355,563	$6,249,111	$-	$6,604,674

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$6,441,880	$-	$6,441,880
Consumer, Cyclical	-	14,998,367	-	14,998,367
Consumer, Non-cyclical	2,495,128	9,554,986	-	12,050,114
Energy	-	2,421,077	-	2,421,077
Financial	-	19,212,793	-	19,212,793
Industrial	2,565,936	12,248,708	-	14,814,644
Technology	4,543,170	2,085,058	-	6,628,228
Total Investments, at Value	9,604,234	66,962,869	-	76,567,103
Total Assets	$9,604,234	$66,962,869	$-	$76,567,103

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$307,092	$516,161	$-	$823,253
Consumer, Cyclical	531,062	289,612	-	820,674
Consumer, Non-cyclical	960,085	2,677,717	-	3,637,802
Energy	-	252,096	-	252,096
Financial	1,296,140	310,570	-	1,606,710
Industrial	1,033,587	533,007	-	1,566,594
Technology	547,567	-	-	547,567
Total Investments, at Value	4,675,533	4,579,163	-	9,254,696
Total Assets	$4,675,533	$4,579,163	$-	$9,254,696

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$17,608,950	$9,609,157	$-	$27,218,107
Energy	91,195	-	-	91,195
Industrial	201,894	27,624	-	229,518
Total Investments, at Value	17,902,039	9,636,781	-	27,538,820
Total Assets	$17,902,039	$9,636,781	$-	$27,538,820

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$36,996,162	$-	$-	$36,996,162
Consumer, Cyclical	8,271,780	16,490,212	-	24,761,992
Consumer, Non-cyclical	23,649,753	7,540,388	-	31,190,141
Financial	7,154,098	-	-	7,154,098
Industrial	23,149,778	37,228,532	-	60,378,310
Technology	54,308,666	13,745,386	-	68,054,052
Total Investments, at Value	153,530,237	75,004,518	-	228,534,755
Total Assets	$153,530,237	$75,004,518	$-	$228,534,755

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at value
Corporate Bonds:
Consumer Cyclical	$-	$157,664	$-	$157,664
Energy	-	158,008	-	158,008
Financials	-	634,848	-	634,848
Government	-	379,316	-	379,316
Technology	-	158,876	-	158,876
Total Investments, at Value	-	1,488,712	-	1,488,712
Total Assets	$-	$1,488,712	$-	$1,488,712

*	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. An amount of $688,195, $1,650,347, and $8,369,506 were transferred from Level 2 to Level 1 for the Alternative Energy Fund, the Global Energy Fund, and the Global Innovators Fund. There were no transfers from Level 1 to Level 2 at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/18